Earnings per Share (Tables)	3 Months Ended
Jan. 31, 2026
Earnings per Share [Abstract]
Summary of Earnings Per Share
The following table presents the Bank’s basic and

diluted earnings per share for the three

months ended January 31, 2026 and January

31, 2025.
Basic and Diluted Earnings Per Share
(millions of Canadian dollars, except

as noted)
For the three months ended
January 31 January 31
2026 2025
Basic earnings per share
Net income available to common shareholders $ 3,942 $ 2,707
Weighted-average number of common shares outstanding

(millions)
1,680.3 1,749.9
Basic earnings per share (Canadian dollars) $ 2.35 $ 1.55
Diluted earnings per share
Net income available to common shareholders

including impact of dilutive securities
$ 3,942 $ 2,707
Weighted-average number of common shares outstanding

(millions)
1,680.3 1,749.9
Effect of dilutive securities
Stock options potentially exercisable (millions) 1 4.4 0.8
Weighted-average number of common shares outstanding

– diluted (millions)
1,684.7 1,750.7
Diluted earnings per share (Canadian dollars) 1 $ 2.34 $ 1.55
For the three months ended January 31, 2026, the computation of diluted earnings per share excluded average options outstanding of
0.8

million (three months ended January 31, 2025
–
5.9

million), with a weighted-average exercise price of $
126.43

(three months ended January 31, 2025
– $ 84.34 ), as the option price was greater than the average market price of the
Bank’s common shares.